Annual Total Returns - BlackRock LifePath Dynamic 2035 Fund (Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares) [BarChart] - Investor A Shares, Institutional Shares, Investor C Shares and Class R Shares - BlackRock LifePath Dynamic 2035 Fund - Institutional Shares
Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(1.32%)
Annual Return 2012	13.85%
Annual Return 2013	15.33%
Annual Return 2014	5.51%
Annual Return 2015	(2.15%)
Annual Return 2016	7.61%
Annual Return 2017	19.51%
Annual Return 2018	(6.42%)
Annual Return 2019	23.66%
Annual Return 2020	13.82%